Cash Flow Disclosures - Summary of Movements in Debt That Impact Cash Flow as Part of Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [Line Items]
Beginning balance	$ 116,938	$ 49,765
Ending balance	328,038	116,938	$ 49,765
IAS 7
Borrowings [Line Items]
Beginning balance	116,938	49,765	30,821
Leases	(4,282)		(551)
Cash flows	209,960	69,587	9,824
Debt prepaid			9,174
Fair value changes	5,436	(2,887)
Lease benefit for COVID-19		50
Other Changes	(14)	423	497
Ending balance	328,038	116,938	49,765
Sub-total | IAS 7
Borrowings [Line Items]
Beginning balance	(3,114)	(399)	(9,174)
Leases	(4,282)		(551)
Cash flows	(4,428)	151	182
Debt prepaid			9,174
Fair value changes	2,675	(2,896)
Lease benefit for COVID-19		50
Other Changes	(14)	(20)	(30)
Ending balance	(9,163)	(3,114)	(399)
Interest Bearing Borrowings | IAS 7
Borrowings [Line Items]
Beginning balance			(9,174)
Cash flows	(5,000)
Debt prepaid			9,174
Other Changes	(14)
Ending balance	(5,014)
Lease Liabilities | IAS 7
Borrowings [Line Items]
Beginning balance	(218)	(399)
Leases	(4,282)		(551)
Cash flows	572	151	182
Lease benefit for COVID-19		50
Other Changes		(20)	(30)
Ending balance	(3,928)	(218)	(399)
Derivative Financial Instrument | IAS 7
Borrowings [Line Items]
Beginning balance	(2,896)
Cash flows
Fair value changes	2,675	(2,896)
Ending balance	(221)	(2,896)
Cash and Cash Equivalents | IAS 7
Borrowings [Line Items]
Beginning balance	111,733	34,765	23,305
Cash flows	224,464	76,968	11,460
Ending balance	336,197	111,733	34,765
Financial Assets at FVPL | IAS 7
Borrowings [Line Items]
Beginning balance	8,319	15,399	16,690
Cash flows	(10,076)	(7,532)	(1,818)
Fair value changes	2,761	9
Other Changes		443	527
Ending balance	$ 1,004	$ 8,319	$ 15,399